Derivative Financial Instruments - Disclosure of Derivative Financial Assets and Liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	R 379	R 656
Non-current	269	137
Current	110	519
Derivative financial liabilities	(1,531)	(11)
Non-current	(470)	(3)
Current	(1,061)	(8)
Net derivative financial instruments	(1,152)	645
Unrealised gains/(losses) included in other reserves, net of tax	(753)	480	R 1,051
Realised gains/(losses) included in revenue	(184)	497	(2,296)
Unrealised losses on gold contracts recognised in other comprehensive income	(1,782)	(242)	2,992
Gains/(losses) on derivatives	(124)	98	1,072
Day one loss amortisation	(70)	(45)	(50)
Total gains/(losses) on derivatives	(194)	53	1,022
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1,782)	(242)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1,782	242
Rand Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	179	523
Non-current	135	113
Current	44	410
Derivative financial liabilities	(1,291)	0
Non-current	(401)	0
Current	(890)	0
Net derivative financial instruments	(1,112)	523
Unrealised gains/(losses) included in other reserves, net of tax	(808)	441
Realised gains/(losses) included in revenue	(209)	602	(2,023)
Unrealised losses on gold contracts recognised in other comprehensive income	(1,748)	(292)	2,999
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(66)	(39)	(42)
Total gains/(losses) on derivatives	(66)	(39)	(42)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(1,748)	(292)
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	1,748	292
US$ Gold Hedging Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	67	44
Non-current	33	18
Current	34	26
Derivative financial liabilities	(19)	(11)
Non-current	0	(3)
Current	(19)	(8)
Net derivative financial instruments	48	33
Unrealised gains/(losses) included in other reserves, net of tax	55	39
Realised gains/(losses) included in revenue	25	(105)	(273)
Unrealised losses on gold contracts recognised in other comprehensive income	(34)	50	(7)
Gains/(losses) on derivatives	0	0	0
Day one loss amortisation	(4)	(6)	(8)
Total gains/(losses) on derivatives	(4)	(6)	(8)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	(34)	50
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	34	(50)
US$ silver contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	44	77
Non-current	16	6
Current	28	71
Derivative financial liabilities	0	0
Non-current	0	0
Current	0	0
Net derivative financial instruments	44	77
Unrealised gains/(losses) included in other reserves, net of tax	0	0
Realised gains/(losses) included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	21	114	(256)
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	21	114	(256)
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	0	0
Foreign exchange hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets	89	12
Non-current	85	0
Current	4	12
Derivative financial liabilities	(221)	0
Non-current	(69)	0
Current	(152)	0
Net derivative financial instruments	(132)	12
Unrealised gains/(losses) included in other reserves, net of tax	0	0
Realised gains/(losses) included in revenue	0	0	0
Unrealised losses on gold contracts recognised in other comprehensive income	0	0	0
Gains/(losses) on derivatives	(145)	(16)	1,217
Day one loss amortisation	0	0	0
Total gains/(losses) on derivatives	(145)	(16)	1,217
Hedge effectiveness
Changes in the fair value of the hedging instrument used as the basis for recognising hedge ineffectiveness	0	0
Changes in the fair value of the hedged item used as the basis for recognising hedge ineffectiveness	R 0	R 0
Rand gold hedging contracts
Disclosure of detailed information about hedging instruments [line items]
Realised gains/(losses) included in revenue			0
Unrealised losses on gold contracts recognised in other comprehensive income			0
Gains/(losses) on derivatives			111
Day one loss amortisation			0
Total gains/(losses) on derivatives			R 111